Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Voyage revenue	$ 64,129,511	$ 54,422,489	$ 66,215,669
Related party revenue	240,000
Commissions (including $766,879, $612,998 and $766,304, respectively, to related party)	(2,972,967)	(1,944,473)	(2,433,776)
Net revenue	61,396,544	52,478,016	63,781,893
Operating expenses
Voyage expenses	777,902	1,596,569	1,510,551
Vessel operating expenses (including $342,395, $417,523 and $392,731, respectively, to related party)	26,249,339	21,507,192	23,763,480
Drydocking expenses	3,148,111	6,537,733	1,912,474
Vessel depreciation	18,348,556	17,979,750	19,092,384
Related party management fees	5,810,095	4,892,006	5,074,297
Other general and administrative expenses (including $1,150,000, $1,165,000 and $1,225,000, respectively, to related party)	2,986,507	3,026,941	3,640,534
Net loss on sale of vessels			8,959,321
Charter termination fee and other income	(735,707)	(2,352,946)	(103,577)
Total operating expenses	56,584,803	53,187,245	63,759,464
Operating income / (loss)	4,811,741	(709,229)	22,429
Other income/(expenses)
Interest and other financing costs	(2,191,235)	(1,498,216)	(1,437,637)
Change in fair value of derivatives	(1,498,122)	(4,221,817)	(15,778,209)
Foreign exchange gain/(loss)	(17,122)	(3,200)	36,477
Realized gain on investments			411,444
Unrealized loss on investments	(235,750)	(173,375)	(5,325)
Interest income	248,892	538,820	1,123,317
Other expenses, net	(3,693,337)	(5,357,788)	(15,649,933)
Equity loss in joint venture	(2,415)	(538,833)
Net income / (loss)	$ 1,115,989	$ (6,605,850)	$ (15,627,504)
Earnings / (loss) per share - basic (in Dollars per share)	$ 0.04	$ (0.21)	$ (0.51)
Weighted average number of shares outstanding during the year, basic (in Shares)	31,054,197	30,900,122	30,648,991
Earnings / (loss) per share - diluted (in Dollars per share)	$ 0.04	$ (0.21)	$ (0.51)
Weighted average number of shares outstanding during the year, diluted (in Shares)	31,104,692	30,900,122	30,648,991